Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 53,161	$ 53,968
Equity securities designated at FVOCI	836	585
Securities measured at amortized cost	35,159	31,800
Securities mandatorily measured and designated at FVTPL	72,245	62,693
Total financial securities	$ 161,401	$ 149,046